Schedule I - Summary of Investments Other-Than-Investments in Related Parties	12 Months Ended
Dec. 31, 2015
Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I - Summary of Investments Other-Than-Investments in Related Parties
Schedule I — Summary of Investments
Other-Than-Investments in Related Parties

	Cost or Amortized Cost	Fair Value	Amount at which shown in balance sheet
	(in thousands)
Fixed maturity securities:
United States Government and government agencies and authorities	$1,859	$2,053	$2,053
States, municipalities and political subdivisions	36,850	38,740	38,740
Foreign governments	14,567	17,211	17,211
Asset-backed	575	612	612
Commercial mortgage-backed	1,064	1,079	1,079
Residential mortgage-backed	64,917	70,950	70,950
Corporate	2,052,845	2,316,276	2,316,276
Total fixed maturity securities	2,172,677	2,446,921	2,446,921
Equity securities:
Common stocks	92	453	453
Non-redeemable preferred stocks	144,315	157,629	157,629
Total equity securities	144,407	158,082	158,082
Commercial mortgage loans on real estate, at amortized cost	420,569	443,678	420,569
Policy loans	10,031	10,031	10,031
Short-term investments	90,497	90,497	90,497
Other investments	42,330	42,330	42,330
Total investments	$2,880,511	$3,191,539	$3,168,430